UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2023

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

ANNUAL REPORT

November 30, 2023

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	9
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	35
Report of Independent Registered Public Accounting Firm	46
Supplemental Information	47
Expense Examples	57

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the Annual Report for the following Funds for the one-year period ending November 30, 2023:

•	Zacks All-Cap Core Fund
•	Zacks Small-Cap Core Fund
•	Zacks Dividend Fund

All-Cap Core Fund

The Zacks All-Cap Core Fund Institutional Class returned 11.24% for the one-year period ending November 30, 2023, underperforming the Russell 3000 which returned 12.61% for the same period.

The S&P 500 reversed course from a very weak 3rd quarter, rising 11.69% in the 4th quarter and 26.29% for the year. Small cap stocks were especially strong gaining 14.03% in the quarter, despite underperforming significantly for the year. 10 of 11 sectors rose in the 4th quarter, as the U.S. economy proved more resilient than expected going into the year. Inflation eased significantly and the Fed signaled lowering rates in 2024.

The best performing sector was Financials, which was up 16.64% for the quarter, some of that a rebound following the run on bank deposits at Silicon Valley and First Republic earlier in the year. The worst performing sector was Energy, which declined -8.26%, as oil prices moved lower from the September peak. Information Technology and Health Care were the two largest sectors in the strategy at 26.51% and 12.58% respectively. Risk controls keep the strategy weights relatively close to their benchmark weights. The largest overweight relative to the Russell 3000 was Consumer Staples at 1.44%, and largest underweight was Real Estate at -1.65%. Being overweight in Energy had the largest positive sector allocation impact. Stock selection was strongest in the Consumer Discretionary sector.

The All Cap Core Strategy total risk increased in the 4th quarter to 12.33%, above the 3rd quarter levels of 11.10%. Beta relative to S&P 500 was 0.94, compared to the Russell 3000 benchmark, which was 1.05.

Zacks Small-Cap Core Fund

The Zacks Small-Cap Core Fund Institutional Class returned 0.70% for the one-year period ending November 30, 2023, outperforming its benchmark, the Russell 2000 Index, which returned -2.56%.

In the 4th quarter markets were strong across all capitalization sectors, as a resilient economy, lowering inflation, and low unemployment created a favorable environment. By capitalization, the small cap sector was the strongest, up 14.03%, compared to the mid cap sector, which was up 12.82%, and the large cap sector, which was up 11.69%. Small cap companies on average have more leverage than large caps and have underperformed in the rising interest rate environment. That turned around in the 4th quarter.

1

10 of 11 sectors had positive returns for the 4th quarter. The best performing sector was Health Care, which was up 29.31% for the quarter. The worst performing sector was Energy, which declined -2.02%, as oil prices moved lower from the September peak.

Industrials and Health Care were the two largest sectors in the strategy at 26.62% and 15.06% respectively. Largest overweight relative to the benchmark was Industrials at 9.49% and largest underweight was Financials at -6.22%. Underweight in Energy had the largest positive sector allocation impact. Stock selection was strongest in the Health Care sector.

The Small Cap Core Strategy total annualized risk in the 4th quarter was 21.51%, which is above the 3rd quarter level of 15.52%. Beta relative to the S&P 500 was 0.88, which is below the 3rd quarter level of 0.97 and below the beta of 1.07 for the benchmark.

Zacks Dividend Fund

The Zacks Dividend Fund Institutional Class returned -2.89% for the one-year period ending November 30, 2023, underperforming its benchmark, the Russell 1000 Value Index, which returned 1.35%.

Growth outperformed value again in the quarter as the Russell 1000 Growth Index returned 14.16% and the Russell 1000 Value returned 9.50%. For 2023 the Russell 1000 Growth returned 42.68% and the Russell 1000 Value returned 11.46%. 10 of 11 sectors rose in the 4th quarter, as the U.S. economy proved more resilient than expected going into the year. Macro conditions remained positive as unemployment remained low and consumer spending remained strong. Inflation eased significantly and the Fed signaled lowering rates in 2024.

The best performing sector was Real Estate, which was up 19.93% for the quarter. Much of that a partial rebound from a sector that has been very hard hit. Worst performing sector was Energy, which declined -8.48%, as oil prices moved lower from their September peak.

Financials and Consumer Staples were the two largest sectors in the strategy at 19.67% and 12.40% respectively. Risk controls keep the strategy sector weights relatively close to their benchmark weights. Largest overweight was Consumer Staples at 4.06% and largest underweight was Health Care at -3.09%. Underweight in Health Care had the largest positive sector allocation impact. Stock selection was strongest in the Financial sector.

The Dividend Strategy total annualized risk in the 4th quarter was 11.91%, which is above the 3rd quarter level of 9.33%. Beta relative to the S&P 500 was 0.87, which is below the 3rd quarter level of 0.93, and also below the beta of 1.09 for the Russell 1000 Value benchmark.

Conclusion

In 1994, Alan Greenspan’s Federal Reserve raised rates six times (adding a seventh hike in early 1995), as he was worried about an overheating economy driving inflation higher. Greenspan’s Fed doubled the benchmark Fed funds rate from 3.05% to 6.05% over that period, and the S&P 500 endured a volatile stretch in 1994.

Many readers likely remember what happened next, however. Greenspan’s Fed stopped raising rates in 1995 and even implemented some modest cuts (which, to note, is what we’re expecting in 2024). The economy and stock market did very well in the years that followed. U.S. GDP growth ‘bottomed out’ at 2.2% in Q4 1995, and the S&P 500 rallied +37.20% that year, +22.68% in 1996, +33.10% in 1997, +28.34% in 1998, and +20.89% in 1999.

In my view, the stock market’s rally late last year was a nod to the distinct possibility that the economy could keep growing modestly, but positively, in 2024 as the Federal Reserve positions for rate cuts – much like we saw in 1995. With inflation currently running at about 3% year-over-year, there’s not much justification to keep the fed funds rate at 5% to 5.25%. That feels overly restrictive, and the Fed has acknowledged as much.

2

Even though the Fed was raising rates last year, I think there’s a good comparison between 1995 and 2023. In both years, the economy continued growing despite rapidly rising rates, and the stock market posted strong returns in anticipation that rates would stop going up. The real question is, will 2024 look like 1996?

To be fair, soaring worker productivity in the dawn of the internet age was a key to the 1990s economic boom. The year-over-year change in labor productivity rose from 0.5% in Q1 1994 to 3.7% by Q1 1998, a massive leap. I’m not sure we’ll see a similar jump in the coming year(s), but I do think there are some supply-side factors working in the U.S. economy’s favor. There has been massive investment in high-tech infrastructure and factories, and artificial intelligence could super-charge many companies’ ability to offer goods and services at scale with fewer workers.

In 1996, real GDP growth was volatile from quarter to quarter but rose 2.5% for the year, and the S&P 500 climbed +22.68%. I won’t be so bold as to call for a similar outcome in 2024, but the idea of modest GDP growth with solid double-digit gains in stocks does not seem out of the realm of possibility.

In fact, I think it’s more likely than unlikely.

Sincerely,

Mitchel Zacks

Portfolio Manager

Zacks Funds

The views in this letter were as of November 30th and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Risk Disclosure

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

3

Short Sales Risk. As part of its investment strategies, the Zacks Small-Cap Core Fund will sell stocks short. There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Market Turbulence Resulting from COVID-19. The outbreak of COVID-19 has negatively affected the worldwide economy, individual countries, individual companies and the market in general. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund.

4

Zacks All-Cap Core Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares with a similar investment in the Russell 3000 Index during the periods shown. Results include the reinvestment of all dividends and capital gain.

The Russell 3000 Index is a broad representation of the U.S. equity market. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2023	1 Year	5 Years	10 Years
Institutional Class[1]	11.24%	11.15%	10.15%
Russell 3000 Index	12.61%	11.77%	11.19%

[1]	Performance for periods prior to April 16, 2018, reflect performance of the Investor Class, which were re-designated as Institutional Class shares on April 16, 2018. The Investor Class shares were subject to a distribution fee pursuant to a Rule 12b-1 Plan and therefore had a higher expense ratio than the Institutional Class. The distribution fee is reflected in the Fund’s performance for periods prior to April 16, 2018. Prior to October 31, 2016, the Investor Class shares of the Fund were designated as Class A shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Institutional Class shares were 1.14% and 1.00%, respectively, which were the amounts stated in the current summary prospectus dated April 1, 2023. For the Fund’s most current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.00% of the average daily net assets for Institutional Class shares of the Fund. This agreement is in effect until March 31, 2026 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

5

Zacks Small-Cap Core Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares with a similar investment in the Russell 2000 Index during the period shown. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2023	1 Year	5 Years	10 Years
Investor Class	0.42%	5.47%	6.31%
Institutional Class[1]	0.70%	5.74%	6.59%
Russell 2000 Index	-2.56%	4.78%	6.13%

[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date, February 28, 2014, of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.67% and 1.39%, respectively, and for Institutional Class shares were 1.42% and 1.14%, respectively, which were the amounts stated in the current prospectus dated April 1, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39% and 1.14% of the average daily net assets of the Investor Class, and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2026 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

6

Zacks Small-Cap Core Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

7

Zacks Dividend Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 1000 Value Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is a subset of the Russell 3000 Index. The Russell 1000 Value Index (maintained by the Russell Investment Group) comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2023	1 Year	5 Years	Since Inception	Inception Date
Investor Class	-2.88%	6.73%	8.03%	01/31/14
Institutional Class[1]	-2.89%	6.76%	8.17%	01/31/17
Russell 1000 Value Index	1.35%	7.52%	8.35%	01/31/14

[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

The expense ratio was 1.30% and 1.05% for the investor and institutional class, respectively, which were the amounts stated in the current prospectus dated April 1, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% and 1.05% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

8

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS — 96.9%
	BASIC MATERIALS — 1.3%
2,451	Celanese Corp.	$339,856
3,144	Dow, Inc.	162,702
		502,558
	COMMUNICATIONS — 12.9%
7,968	Alphabet, Inc. - Class A*	1,055,999
1,986	Alphabet, Inc. - Class C*	265,965
7,833	Amazon.com, Inc.*	1,144,323
4,266	Comcast Corp. - Class A	178,703
3,052	Meta Platforms, Inc. - Class A*	998,462
846	Netflix, Inc.*	400,979
1,563	Palo Alto Networks, Inc.*	461,226
2,280	T-Mobile US, Inc.	343,026
5,388	Uber Technologies, Inc.*	303,775
		5,152,458
	CONSUMER, CYCLICAL — 9.6%
3,622	BJ’s Wholesale Club Holdings, Inc.*	233,909
1,971	Home Depot, Inc.	617,889
1,563	Marriott International, Inc. - Class A	316,820
1,065	McDonald’s Corp.	300,160
4,891	MGM Resorts International	192,901
2,115	NIKE, Inc. - Class B	233,221
2,409	PACCAR, Inc.	221,194
3,078	PulteGroup, Inc.	272,157
2,446	Royal Caribbean Cruises Ltd.*,1	262,847
2,280	Tesla, Inc.*	547,382
1,487	TJX Cos., Inc.	131,020
3,105	Walmart, Inc.	483,417
		3,812,917
	CONSUMER, NON-CYCLICAL — 20.7%
2,924	Abbott Laboratories	304,944
2,170	AbbVie, Inc.	308,986
1,324	Amgen, Inc.	357,003
829	Automatic Data Processing, Inc.	190,604
1,826	Cardinal Health, Inc.	195,528
2,137	Church & Dwight Co., Inc.	206,498
9

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
750	Cintas Corp.	$414,938
864	Danaher Corp.	192,940
1,637	elf Beauty, Inc.*	193,313
911	Eli Lilly & Co.	538,437
1,214	Exact Sciences Corp.*	77,696
2,335	Gilead Sciences, Inc.	178,861
2,177	Hershey Co.	409,102
1,306	Hologic, Inc.*	93,118
895	Insulet Corp.*	169,236
2,693	Johnson & Johnson	416,499
4,652	Kraft Heinz Co.	163,332
1,085	Laboratory Corp. of America Holdings	235,347
772	Molina Healthcare, Inc.*	282,212
888	Moody’s Corp.	324,085
3,154	PepsiCo, Inc.	530,787
5,002	Pfizer, Inc.	152,411
4,983	Procter & Gamble Co.	764,990
919	Stryker Corp.	272,327
577	Thermo Fisher Scientific, Inc.	286,054
1,519	UnitedHealth Group, Inc.	839,961
1,306	Zimmer Biomet Holdings, Inc.	151,901
		8,251,110
	ENERGY — 4.1%
4,395	Chevron Corp.	631,122
4,851	ConocoPhillips	560,630
9,727	Marathon Oil Corp.	247,357
3,442	Schlumberger N.V.[1]	179,122
		1,618,231
	FINANCIAL — 11.4%
2,777	American Express Co.	474,228
1,114	Ameriprise Financial, Inc.	393,810
862	Assurant, Inc.	144,833
11,842	Bank of America Corp.	361,063
263	BlackRock, Inc.	197,573
4,873	Hartford Financial Services Group, Inc.	380,874
3,641	JPMorgan Chase & Co.	568,287
10

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,859	Marsh & McLennan Cos., Inc.	$570,142
5,204	MetLife, Inc.	331,130
1,637	Mid-America Apartment Communities, Inc. - REIT	203,774
1,811	PNC Financial Services Group, Inc.	242,602
1,747	Prologis, Inc. - REIT	200,783
5,236	Truist Financial Corp.	168,285
2,188	W R Berkley Corp.	158,739
1,765	Wintrust Financial Corp.	151,208
		4,547,331
	INDUSTRIAL — 8.3%
754	Atkore, Inc.*	97,945
2,140	Caterpillar, Inc.	536,541
1,324	EMCOR Group, Inc.	281,376
862	Fabrinet*,1	139,558
946	General Dynamics Corp.	233,634
8,458	Graphic Packaging Holding Co.	191,743
1,839	Honeywell International, Inc.	360,297
2,703	Jabil, Inc.	311,710
1,195	Owens Corning	162,018
2,556	Republic Services, Inc.	413,663
603	Rockwell Automation, Inc.	166,090
1,563	Tetra Tech, Inc.	247,188
4,279	Vertiv Holdings Co. - Class A	186,821
		3,328,584
	TECHNOLOGY — 26.0%
1,479	Accenture PLC - Class A1	492,714
2,685	Advanced Micro Devices, Inc.*	325,315
583	ANSYS, Inc.*	171,029
8,497	Apple, Inc.	1,614,005
3,016	Applied Materials, Inc.	451,737
857	CACI International, Inc. - Class A*	275,054
1,397	Cadence Design Systems, Inc.*	381,758
1,453	Datadog, Inc.*	169,376
1,820	Fiserv, Inc.*	237,710
6,630	Intel Corp.	296,361
588	Intuit, Inc.	336,018
11

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
1,526	Manhattan Associates, Inc.*	$340,374
1,140	Maximus, Inc.	95,179
2,280	Microchip Technology, Inc.	190,243
4,319	Microsoft Corp.	1,636,512
776	MongoDB, Inc.*	322,614
3,071	NVIDIA Corp.	1,436,307
2,629	Oracle Corp.	305,516
6,142	Pure Storage, Inc.*	204,590
2,262	Smartsheet, Inc. - Class A*	95,864
1,368	Synopsys, Inc.*	743,139
1,618	Texas Instruments, Inc.	247,085
		10,368,500
	UTILITIES — 2.6%
5,553	American Electric Power Co., Inc.	441,741
3,326	NextEra Energy, Inc.	194,604
2,979	Portland General Electric Co.	122,318
3,751	Southern Co.	266,246
		1,024,909
	TOTAL COMMON STOCKS
	(Cost $30,423,716)	38,606,598

Principal Amount
	SHORT-TERM INVESTMENTS — 3.2%
$1,291,447	UMB Bank Demand Deposit, 0.01% [2]	1,291,447
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,291,447)	1,291,447

	TOTAL INVESTMENTS — 100.1%
	(Cost $31,715,163)	39,898,045

	Liabilities in Excess of Other Assets — (0.1)%	(34,190)
	TOTAL NET ASSETS — 100.0%	$39,863,855

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

12

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	26.0%
Consumer, Non-cyclical	20.7%
Communications	12.9%
Financial	11.4%
Consumer, Cyclical	9.6%
Industrial	8.3%
Energy	4.1%
Utilities	2.6%
Basic Materials	1.3%
Total Common Stocks	96.9%
Short-Term Investments	3.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

13

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS — 100.7%
	BASIC MATERIALS — 0.4%
2,235	Hawkins, Inc.	$137,318
	COMMUNICATIONS — 5.6%
3,864	Calix, Inc.*	149,112
7,897	ePlus, Inc.*	501,302
12,925	HealthStream, Inc.	323,125
40,042	Liberty Latin America Ltd. - Class A*,1	271,084
30,980	Solo Brands, Inc.*	161,406
12,449	Squarespace, Inc.*	348,945
		1,754,974
	CONSUMER, CYCLICAL — 13.3%
2,725	Adient PLC*,1	87,745
10,911	Blue Bird Corp.*	208,182
6,954	Bluegreen Vacations Holding Corp.	518,212
39,308	Commercial Vehicle Group, Inc.*	256,288
977	FirstCash Holdings, Inc.	109,424
18,658	Forestar Group, Inc.*	569,629
6,240	Global Industrial Co.	222,206
8,494	GMS, Inc.*	574,534
17,014	International Game Technology PLC[1]	454,784
978	Light & Wonder, Inc.*	86,475
6,223	Monarch Casino & Resort, Inc.	391,302
14,033	OneSpaWorld Holdings Ltd.*,1	169,098
10,974	Rush Enterprises, Inc. - Class A	435,339
4,886	Titan Machinery, Inc.*	111,694
		4,194,912
	CONSUMER, NON-CYCLICAL — 17.7%
21,750	Alta Equipment Group, Inc.	207,495
23,603	Biote Corp. - Class A*	117,779
12,900	BrightView Holdings, Inc.*	98,556
5,600	Central Garden & Pet Co.*	227,248
5,569	Central Garden & Pet Co. - Class A*	202,043
2,977	Cimpress PLC*,1	209,849
1,049	elf Beauty, Inc.*	123,876
14,200	EVERTEC, Inc.[1]	524,974
3,663	Huron Consulting Group, Inc.*	381,575
1,204	Inspire Medical Systems, Inc.*	174,953
14

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
3,912	Inter Parfums, Inc.	$489,626
3,402	iRadimed Corp.	149,484
13,650	LiveRamp Holdings, Inc.*	452,634
7,779	Merit Medical Systems, Inc.*	556,665
4,894	National Beverage Corp.*	232,661
16,064	Option Care Health, Inc.*	477,904
12,972	Quanterix Corp.*	310,939
7,482	SI-BONE, Inc.*	141,859
10,002	Surgery Partners, Inc.*	327,566
4,870	Surmodics, Inc.*	159,833
		5,567,519
	ENERGY — 2.7%
9,055	Murphy Oil Corp.	387,282
28,619	SunCoke Energy, Inc.	266,443
41,657	TETRA Technologies, Inc.*	196,621
		850,346
	FINANCIAL — 19.3%
16,565	Alexander & Baldwin, Inc. - REIT	277,464
28,079	Armada Hoffler Properties, Inc. - REIT	308,308
8,681	BRT Apartments Corp. - REIT	157,994
27,006	Byline Bancorp, Inc.	539,850
16,518	Capital City Bank Group, Inc.	441,691
1,495	Centerspace - REIT	79,743
17,836	Compass Diversified Holdings	359,752
14,638	Employers Holdings, Inc.	560,782
20,120	Enact Holdings, Inc.	557,525
1,828	Federal Agricultural Mortgage Corp. - Class C	303,156
10,667	GoHealth, Inc. - Class A*	137,391
29,951	HBT Financial, Inc.	561,581
3,225	Independent Bank Corp.	69,725
3,991	McGrath RentCorp	405,845
4,600	Mercantile Bank Corp.	158,194
9,360	Old Second Bancorp, Inc.	131,882
19,857	Pagseguro Digital Ltd. - Class A*,1	200,159
1,020	Republic Bancorp, Inc. - Class A	47,889
12,415	Saul Centers, Inc. - REIT	458,734
15

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
5,202	StoneX Group, Inc.*	$317,998
		6,075,663
	INDUSTRIAL — 32.3%
5,342	AAON, Inc.	334,409
3,400	Alamo Group, Inc.	624,580
6,856	Albany International Corp. - Class A	588,382
3,830	Applied Industrial Technologies, Inc.	613,068
2,045	Arcosa, Inc.	151,739
4,622	Astec Industries, Inc.	143,698
977	Boise Cascade Co.	106,786
12,667	Cactus, Inc. - Class A	538,221
57,928	Concrete Pumping Holdings, Inc.*	430,984
3,228	CSW Industrials, Inc.	572,421
4,142	ESCO Technologies, Inc.	434,827
4,240	Federal Signal Corp.	292,306
6,912	Gibraltar Industries, Inc.*	464,417
16,915	Gorman-Rupp Co.	534,176
7,755	Griffon Corp.	360,840
4,390	Hillenbrand, Inc.	170,069
16,954	Karat Packaging, Inc.	365,698
1,905	MYR Group, Inc.*	237,020
5,780	O-I Glass, Inc.*	85,313
3,660	Simpson Manufacturing Co., Inc.	611,110
6,375	SPX Technologies, Inc.*	543,851
4,058	Standex International Corp.	543,041
8,511	Sterling Infrastructure, Inc.*	540,534
19,400	Thermon Group Holdings, Inc.*	584,910
1,541	Watts Water Technologies, Inc. - Class A	296,658
		10,169,058
	TECHNOLOGY — 8.8%
2,564	Agilysys, Inc.*	220,735
15,770	American Software, Inc. - Class A	156,596
758	Appfolio, Inc. - Class A*	143,452
6,423	Blackbaud, Inc.*	483,267
26,075	Cantaloupe, Inc.*	184,350
8,247	Intapp, Inc.*	309,262
16

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
14,091	PDF Solutions, Inc.*	$422,589
1,729	Super Micro Computer, Inc.*	472,830
39,767	Weave Communications, Inc.*	375,400
		2,768,481
	UTILITIES — 0.6%
4,889	York Water Co.	186,173
	TOTAL COMMON STOCKS
	(Cost $29,857,918)	31,704,444

	TOTAL INVESTMENTS — 100.7%
	(Cost $29,857,918)	31,704,444

	Liabilities in Excess of Other Assets — (0.7)%	(225,297)

	TOTAL NET ASSETS — 100.0%	$31,479,147

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

17

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	32.3%
Financial	19.3%
Consumer, Non-cyclical	17.7%
Consumer, Cyclical	13.3%
Technology	8.8%
Communications	5.6%
Energy	2.7%
Utilities	0.6%
Basic Materials	0.4%
Total Common Stocks	100.7%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

18

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS — 99.1%
	BASIC MATERIALS — 2.4%
50,149	Dow, Inc.	$2,595,211
16,159	Eastman Chemical Co.	1,354,609
		3,949,820
	COMMUNICATIONS — 6.8%
118,129	AT&T, Inc.	1,957,398
78,567	Cisco Systems, Inc.	3,801,071
52,935	Comcast Corp. - Class A	2,217,447
83,582	Verizon Communications, Inc.	3,203,698
		11,179,614
	CONSUMER, CYCLICAL — 8.2%
171,065	Ford Motor Co.	1,755,127
13,930	Home Depot, Inc.	4,366,916
10,030	McDonald’s Corp.	2,826,855
30,090	Walmart, Inc.	4,684,712
		13,633,610
	CONSUMER, NON-CYCLICAL — 21.9%
14,488	Abbott Laboratories	1,510,954
21,174	AbbVie, Inc.	3,014,966
32,876	Altria Group, Inc.	1,382,107
44,577	Coca-Cola Co.	2,605,080
6,687	Danaher Corp.	1,493,274
25,075	Gilead Sciences, Inc.	1,920,745
26,746	Johnson & Johnson	4,136,536
23,403	Medtronic PLC1	1,855,156
33,433	Merck & Co., Inc.	3,426,214
17,274	Mondelez International, Inc. - Class A	1,227,490
15,045	PepsiCo, Inc.	2,531,923
89,154	Pfizer, Inc.	2,716,522
33,433	Philip Morris International, Inc.	3,121,305
34,547	Procter & Gamble Co.	5,303,655
		36,245,927
	ENERGY — 10.0%
33,433	Chevron Corp.	4,800,979
35,662	ConocoPhillips	4,121,457
52,935	Exxon Mobil Corp.	5,438,542
19

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
119,801	Kinder Morgan, Inc.	$2,104,904
		16,465,882
	FINANCIAL — 25.8%
20,617	Arthur J. Gallagher & Co.	5,133,633
58,508	Bank of America Corp.	1,783,909
36,219	Bank of New York Mellon Corp.	1,750,102
5,015	BlackRock, Inc.	3,767,418
20,617	Citigroup, Inc.	950,444
23,403	Citizens Financial Group, Inc.	638,200
11,144	Crown Castle, Inc. - REIT	1,306,968
17,274	Fidelity National Financial, Inc.	774,566
64,080	Fifth Third Bancorp	1,855,116
20,060	Gaming and Leisure Properties, Inc. - REIT	937,404
52,378	Healthpeak Properties, Inc. - REIT	907,187
88,597	Huntington Bancshares, Inc.	997,602
37,891	JPMorgan Chase & Co.	5,914,027
17,274	Lamar Advertising Co. - Class A - REIT	1,749,684
51,821	MetLife, Inc.	3,297,370
11,702	PNC Financial Services Group, Inc.	1,567,600
19,503	Prologis, Inc. - REIT	2,241,480
35,662	Prudential Financial, Inc.	3,487,030
58,508	U.S. Bancorp	2,230,325
23,403	WP Carey, Inc. - REIT	1,456,603
		42,746,668
	INDUSTRIAL — 10.0%
15,045	Caterpillar, Inc.	3,772,082
69,652	CSX Corp.	2,249,760
15,045	Emerson Electric Co.	1,337,500
8,358	General Dynamics Corp.	2,064,175
10,030	Jacobs Solutions, Inc.	1,275,615
25,632	Johnson Controls International plc[1]	1,353,370
3,901	Lockheed Martin Corp.	1,746,751
3,901	Parker-Hannifin Corp.	1,689,835
7,244	United Parcel Service, Inc. - Class B	1,098,263
		16,587,351
20

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 10.4%
12,259	Applied Materials, Inc.	$1,836,153
3,343	Broadcom, Inc.	3,094,716
11,702	International Business Machines Corp.	1,855,469
17,274	Microsoft Corp.	6,545,291
12,900	Oracle Corp.	1,499,109
18,945	QUALCOMM, Inc.	2,444,852
		17,275,590
	UTILITIES — 3.6%
25,632	Evergy, Inc.	1,308,257
27,304	Public Service Enterprise Group, Inc.	1,704,589
41,791	Southern Co.	2,966,325
		5,979,171
	TOTAL COMMON STOCKS
	(Cost $160,527,966)	164,063,633

Principal Amount
	SHORT-TERM INVESTMENTS — 1.0%
$1,640,674	UMB Bank Demand Deposit, 0.01% 2	1,640,674
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,640,674)	1,640,674

	TOTAL INVESTMENTS — 100.1%
	(Cost $162,168,640)	165,704,307

	Liabilities in Excess of Other Assets — (0.1)%	(185,333)

	TOTAL NET ASSETS — 100.0%	$165,518,974

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

21

Zacks Dividend Fund
SUMMARY OF INVESTMENTS
As of November 30, 2023

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	25.8%
Consumer, Non-cyclical	21.9%
Technology	10.4%
Industrial	10.0%
Energy	10.0%
Consumer, Cyclical	8.2%
Communications	6.8%
Utilities	3.6%
Basic Materials	2.4%
Total Common Stocks	99.1%
Short-Term Investments	1.0%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

22

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2023

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Assets:
Investments, at value (cost $31,715,163 and $29,857,918, respectively)	$39,898,045	$31,704,444
Receivables:
Investment securities sold	229,779	78,301
Fund shares sold	15,000	-
Dividends and interest	70,471	48,259
Reclaims receivable	654	-
Securities lending income	-	6
Prepaid expenses	7,360	638
Total Assets	40,221,309	31,831,648

Liabilities:
Payables:
Due to custodian	-	22,360
Investment securities purchased	290,734	-
Fund shares redeemed	10,173	246,139
Advisory fees	3,937	7,046
Distribution fees (Note 7)	-	2,943
Fund administration and accounting fees	8,719	16,823
Transfer agent fees and expenses	2,404	10,014
Custody fees	2,452	5,196
Auditing fees	19,321	19,876
Trustees’ Deferred Compensation (Note 3)	11,346	11,501
Trustees’ fees and expenses	2,530	1,724
Chief Compliance Officer fees	1,706	1,650
Legal fees	62	1,967
Accrued other expenses	4,070	5,262
Total Liabilities	357,454	352,501
Commitments and contingencies (Note 3)
Net Assets	$39,863,855	$31,479,147

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$23,133,866	$28,052,906
Total distributable earnings (accumulated deficit)	16,729,989	3,426,241
Net Assets	$39,863,855	$31,479,147

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$14,305,525
Shares of beneficial interest issued and outstanding	-	453,111
Offering and redemption price per share	$-	$31.57

Institutional Class:
Net assets applicable to shares outstanding	$39,863,855	$17,173,622
Shares of beneficial interest issued and outstanding	1,376,298	533,753
Offering and redemption price per share	$28.96	$32.18

See accompanying Notes to Financial Statements.

23

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of November 30, 2023

Zacks Dividend Fund
Assets:
Investments, at value (cost $162,168,640)	$165,704,307
Receivables:
Investment securities sold	-
Fund shares sold	79,225
Dividends and interest	571,555
Reclaims receivable	-
Securities lending income	-
Prepaid expenses	869
Total Assets	166,355,956

Liabilities:
Payables:
Due to custodian	-
Investment securities purchased	-
Fund shares redeemed	626,773
Advisory fees	93,148
Distribution fees (Note 7)	5,128
Fund administration and accounting fees	54,684
Transfer agent fees and expenses	8,149
Custody fees	6,637
Auditing fees	18,895
Trustees’ Deferred Compensation (Note 3)	12,648
Trustees’ fees and expenses	113
Chief Compliance Officer fees	1,655
Legal fees	1,468
Accrued other expenses	7,684
Total Liabilities	836,982
Commitments and contingencies (Note 3)
Net Assets	$165,518,974

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$155,306,351
Total distributable earnings (accumulated deficit)	10,212,623
Net Assets	$165,518,974

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$30,199,474
Shares of beneficial interest issued and outstanding	1,306,508
Offering and redemption price per share	$23.11

Institutional Class:
Net assets applicable to shares outstanding	$135,319,500
Shares of beneficial interest issued and outstanding	5,944,155
Offering and redemption price per share	$22.77

See accompanying Notes to Financial Statements.

24

STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2023

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0 and $654, respectively)	$722,536	$440,122
Interest	89	36
Securities lending income	97	709
Total investment income	722,722	440,867

Expenses:
Advisory fees	370,645	317,025
Distribution fees - Investor Class (Note 7)	-	37,400
Fund administration and accounting fees	91,552	105,599
Transfer agent fees and expenses	20,515	37,171
Custody fees	40,322	19,652
Registration fees	31,001	37,752
Auditing fees	19,979	19,976
Legal fees	14,601	14,733
Trustees’ fees and expenses (Note 3)	9,957	6,045
Shareholder reporting fees	9,332	2,620
Chief Compliance Officer fees	8,661	8,395
Miscellaneous	5,431	5,044
Insurance fees	3,706	3,675
Total expenses	625,702	615,087
Advisory fees (waived) recovered	(162,395)	(176,172)
Net expenses	463,307	438,915
Net investment income (loss)	259,415	1,952

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,376,875	1,621,998
Net realized gain (loss)	8,376,875	1,621,998
Net change in unrealized appreciation/depreciation on:
Investments	(3,875,704)	(1,325,023)
Net change in unrealized appreciation/depreciation	(3,875,704)	(1,325,023)
Net realized and unrealized gain (loss)	4,501,171	296,975

Net Increase (Decrease) in Net Assets from Operations	$4,760,586	$298,927

See accompanying Notes to Financial Statements.

25

STATEMENTS OF OPERATIONS - Continued
For the Year Ended November 30, 2023

Zacks Dividend Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0)	$6,208,026
Interest	384
Securities lending income	-
Total investment income	6,208,410

Expenses:
Advisory fees	1,467,669
Distribution fees - Investor Class (Note 7)	81,378
Fund administration and accounting fees	262,250
Transfer agent fees and expenses	54,443
Custody fees	32,418
Registration fees	58,212
Auditing fees	18,998
Legal fees	17,947
Trustees’ fees and expenses (Note 3)	9,501
Shareholder reporting fees	17,467
Chief Compliance Officer fees	8,659
Miscellaneous	7,239
Insurance fees	3,806
Total expenses	2,039,987
Advisory fees (waived) recovered	(32,292)
Net expenses	2,007,695
Net investment income (loss)	4,200,715

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,492,672
Net realized gain (loss)	6,492,672
Net change in unrealized appreciation/depreciation on:
Investments	(19,351,588)
Net change in unrealized appreciation/depreciation	(19,351,588)
Net realized and unrealized gain (loss)	(12,858,916)

Net Increase (Decrease) in Net Assets from Operations	$(8,658,201)

See accompanying Notes to Financial Statements.

26

Zacks All-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$259,415	$337,807
Net realized gain (loss) on investments	8,376,875	5,297,880
Net change in unrealized appreciation/depreciation on investments	(3,875,704)	(12,314,971)
Net increase (decrease) in net assets resulting from operations	4,760,586	(6,679,284)

Distributions to Shareholders:
Distributions:
Institutional Class	(5,694,119)	(4,003,358)
Total distributions to shareholders	(5,694,119)	(4,003,358)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	18,392,081	16,358,249
Reinvestment of distributions:
Institutional Class	2,403,971	1,705,956
Cost of shares redeemed:
Institutional Class[1]	(32,588,068)	(23,735,668)
Net increase (decrease) in net assets from capital transactions	(11,792,016)	(5,671,463)

Total increase (decrease) in net assets	(12,725,549)	(16,354,105)

Net Assets:
Beginning of period	52,589,404	68,943,509
End of period	$39,863,855	$52,589,404

Capital Share Transactions:
Shares sold:
Institutional Class	683,138	555,177
Shares reinvested:
Institutional Class	93,868	52,410
Shares redeemed:
Institutional Class	(1,202,211)	(823,904)
Net increase (decrease) in capital share transactions	(425,205)	(216,317)

[1]	Net of redemption fee proceeds received of $17 and $6,154, respectively.

See accompanying Notes to Financial Statements.

27

Zacks Small-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,952	$273,863
Net realized gain (loss) on investments	1,621,998	(10,848)
Net change in unrealized appreciation/depreciation on investments	(1,325,023)	(2,204,402)
Net increase (decrease) in net assets resulting from operations	298,927	(1,941,387)

Distributions to Shareholders:
Distributions:
Investor Class	(72,916)	(549,853)
Institutional Class	(162,226)	(691,126)
Total distributions to shareholders	(235,142)	(1,240,979)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	855,782	1,385,530
Institutional Class	1,623,781	5,825,306
Reinvestment of distributions:
Investor Class	67,993	529,720
Institutional Class	157,711	677,180
Cost of shares redeemed:
Investor Class[1]	(2,765,183)	(7,611,569)
Institutional Class[2]	(6,318,046)	(8,731,533)
Net increase (decrease) in net assets from capital transactions	(6,377,962)	(7,925,366)

Total increase (decrease) in net assets	(6,314,177)	(11,107,732)

Net Assets:
Beginning of period	37,793,324	48,901,056
End of period	$31,479,147	$37,793,324

Capital Share Transactions:
Shares sold:
Investor Class	26,826	43,764
Institutional Class	51,115	178,939
Shares reinvested:
Investor Class	2,207	16,062
Institutional Class	5,035	20,312
Shares redeemed:
Investor Class	(88,727)	(239,338)
Institutional Class	(193,002)	(287,161)
Net increase (decrease) in capital share transactions	(196,546)	(267,422)

[1]	Net of redemption fee proceeds of $179 and $0, respectively.
[2]	Net of redemption fee proceeds of $9 and $856, respectively.

See accompanying Notes to Financial Statements.

28

Zacks Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,200,715	$3,485,944
Net realized gain (loss) on investments	6,492,672	8,834,701
Net change in unrealized appreciation/depreciation on investments	(19,351,588)	(3,298,275)
Net increase (decrease) in net assets resulting from operations	(8,658,201)	9,022,370

Distributions to Shareholders:
Distributions:
Investor Class	(2,387,352)	(2,812,031)
Institutional Class	(10,979,818)	(4,769,382)
Total distributions to shareholders	(13,367,170)	(7,581,413)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	67,063,964	60,954,681
Institutional Class	47,846,284	124,437,519
Reinvestment of distributions:
Investor Class	2,312,327	2,787,043
Institutional Class	8,046,569	3,315,495
Cost of shares redeemed:
Investor Class[1]	(52,307,776)	(126,461,373)
Institutional Class[2]	(76,725,855)	(29,386,438)
Net increase (decrease) in net assets from capital transactions	(3,764,487)	35,646,927

Total increase (decrease) in net assets	(25,789,858)	37,087,884

Net Assets:
Beginning of period	191,308,832	154,220,948
End of period	$165,518,974	$191,308,832

Capital Share Transactions:
Shares sold:
Investor Class	2,838,533	2,444,296
Institutional Class	2,107,780	5,084,990
Shares reinvested:
Investor Class	97,669	112,325
Institutional Class	346,080	137,653
Shares redeemed:
Investor Class	(2,338,631)	(5,197,708)
Institutional Class	(3,414,026)	(1,207,599)
Net increase (decrease) in capital share transactions	(362,595)	1,373,957

[1]	Net of redemption fee proceeds of $87,279 and $246,997, respectively.
[2]	Net of redemption fee proceeds of $4,335 and $10,570, respectively.

See accompanying Notes to Financial Statements.

29

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.19	$34.17	$28.06	$26.95	$25.89
Income from Investment Operations:
Net investment income (loss) [1]	0.15	0.17	0.09	0.18	0.22
Net realized and unrealized gain (loss)	2.72	(3.19)	7.53	3.25	3.21
Total from investment operations	2.87	(3.02)	7.62	3.43	3.43

Less Distributions:
From net investment income	(0.19)	(0.08)	(0.17)	(0.25)	(0.10)
From net realized gain	(2.91)	(1.88)	(1.34)	(2.07)	(2.27)
Total distributions	(3.10)	(1.96)	(1.51)	(2.32)	(2.37)

Redemption fee proceeds[1]	- [2]	- [2]	(-)[2]	- [2]	- [2]
Net asset value, end of period	$28.96	$29.19	$34.17	$28.06	$26.95

Total return[3]	11.24%	(9.43)%	28.54%	13.84%	15.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,864	$52,589	$68,944	$49,957	$41,381

Ratio of expenses to average net assets:
Before fees waived/recovered	1.35%	1.14%	1.14%	1.22%	1.28%
After fees waived/recovered	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.21%	0.43%	0.14%	0.49%	0.60%
After fees waived/recovered	0.56%	0.57%	0.28%	0.71%	0.88%
Portfolio turnover rate	35%	27%	25%	38%	38%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investor shares were re-designated as Institutional shares on April 16, 2018.

See accompanying Notes to Financial Statements.

30

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.59	$33.36	$24.48	$26.80	$27.49
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	0.15	0.01	(0.08)	(0.08)
Net realized and unrealized gain (loss)	0.17	(1.13)	8.87	(2.21)	1.79
Total from investment operations	0.13	(0.98)	8.88	(2.29)	1.71

Less Distributions:
From net investment income	(0.15)	(0.01)	-	(0.03)	-
From net realized gain	-	(0.78)	-	-	(2.40)
Total distributions	(0.15)	(0.79)	-	(0.03)	(2.40)

Redemption fee proceeds[1]	- [2]	-	- [2]	- [2]	- [2]
Net asset value, end of period	$31.57	$31.59	$33.36	$24.48	$26.80

Total return[3]	0.42%	(3.01)%	36.23%	(8.54)%	7.55%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,306	$16,199	$23,092	$21,867	$48,666

Ratio of expenses to average net assets:
Before fees waived/recovered	1.89%	1.67%	1.61%	1.63%	1.53%
After fees waived/recovered	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.64)%	0.20%	(0.17)%	(0.61)%	(0.45)%
After fees waived/recovered	(0.14)%	0.48%	0.05%	(0.37)%	(0.31)%
Portfolio turnover rate	100%	94%	116%	135%	114%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

31

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.20	$34.03	$24.91	$27.29	$27.88
Income from Investment Operations:
Net investment income (loss) [1]	0.04	0.23	0.09	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.18	(1.15)	9.03	(2.23)	1.82
Total from investment operations	0.22	(0.92)	9.12	(2.26)	1.81

Less Distributions:
From net investment income	(0.24)	(0.13)	-	(0.12)	-
From net realized gain	-	(0.78)	-	-	(2.40)
Total distributions	(0.24)	(0.91)	-	(0.12)	(2.40)

Redemption fee proceeds[1]	- [2]	-	- [2]	- [2]	- [2]
Net asset value, end of period	$32.18	$32.20	$34.03	$24.91	$27.29

Total return[3]	0.70%	(2.77)%	36.57%	(8.28)%	7.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,174	$21,595	$25,809	$25,450	$55,110

Ratio of expenses to average net assets:
Before fees waived/recovered	1.64%	1.42%	1.36%	1.38%	1.28%
After fees waived/recovered	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.39)%	0.45%	0.08%	(0.36)%	(0.20)%
After fees waived/recovered	0.11%	0.73%	0.30%	(0.12)%	(0.06)%
Portfolio turnover rate	100%	94%	116%	135%	114%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

32

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.38	$24.72	$21.00	$21.89	$20.87
Income from Investment Operations:
Net investment income (loss)[1]	0.48	0.45	0.37	0.42	0.39
Net realized and unrealized gain (loss)	(1.26)	1.16	3.85	(0.71)	1.87
Total from investment operations	(0.78)	1.61	4.22	(0.29)	2.26

Less Distributions:
From net investment income	(0.46)	(0.38)	(0.37)	(0.41)	(0.37)
From net realized gain	(1.09)	(0.71)	(0.13)	(0.19)	(0.87)
Total distributions	(1.55)	(1.09)	(0.50)	(0.60)	(1.24)

Redemption fee proceeds[1]	0.06	0.14	- [2]	- [2]	- [2]
Net asset value, end of period	$23.11	$25.38	$24.72	$21.00	$21.89

Total return[3]	(2.88)%	7.26%	20.35%	(1.11)%	11.71%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,199	$17,993	$82,818	$70,481	$70,157

Ratio of expenses to average net assets:
Before fees waived/recovered	1.32%	1.27%	1.30%	1.37%	1.43%
After fees waived/recovered	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.07%	1.85%	1.57%	2.06%	1.81%
After fees waived/recovered	2.09%	1.82%	1.57%	2.13%	1.94%
Portfolio turnover rate	43%	27%	17%	14%	13%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

33

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.10	$24.71	$20.99	$21.89	$20.87
Income from Investment Operations:
Net investment income (loss) [1]	0.53	0.50	0.44	0.46	0.45
Net realized and unrealized gain (loss)	(1.25)	1.08	3.84	(0.71)	1.87
Total from investment operations	(0.72)	1.58	4.28	(0.25)	2.32

Less Distributions:
From net investment income	(0.52)	(0.48)	(0.43)	(0.46)	(0.43)
From net realized gain	(1.09)	(0.71)	(0.13)	(0.19)	(0.87)
Total distributions	(1.61)	(1.19)	(0.56)	(0.65)	(1.30)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$22.77	$25.10	$24.71	$20.99	$21.89

Total return[3]	(2.89)%	6.59%	20.65%	(0.89)%	12.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$135,320	$173,316	$71,403	$36,206	$16,694

Ratio of expenses to average net assets:
Before fees waived/recovered	1.07%	1.02%	1.05%	1.12%	1.18%
After fees waived/recovered	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.32%	2.10%	1.82%	2.31%	2.06%
After fees waived/recovered	2.34%	2.07%	1.82%	2.38%	2.19%
Portfolio turnover rate	43%	27%	17%	14%	13%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

34

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2023

Note 1 - Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and together, the “Funds”) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The All-Cap Core Fund’s primary investment objectives are primary capital appreciation and secondarily, to provide shareholders with income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

The Small-Cap Core Fund’s primary investment objective is capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

The Dividend Fund’s primary investment objectives are capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 - Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

35

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

(b)  Short Sales

The Small-Cap Core Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms.

(c)  Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex- dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

36

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended November 30, 2020 - 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(g) Securities Lending

The Funds have entered into a securities lending agreement with Mitsubishi UFJ Trust and Banking Corporation. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations.

37

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

As of November 30, 2023, the Funds did not loan any securities.

Note 3 - Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2026 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment	Total Limit on Annual
	Advisory	Operating Expenses+
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

+	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the year ended November 30, 2023, the Advisor waived its fees as follows:

Advisory Fees Waived
All-Cap Core Fund	$162,395
Small-Cap Core Fund	176,172
Dividend Fund	32,292
Total	$370,859

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At November 30, 2023, the amount of these potentially recoverable expenses was $326,401, $406,118 and $32,292 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

38

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
2024	$78,669	$106,708	$-
2025	85,337	123,238	-
2026	162,395	176,172	32,292
Total	$326,401	$406,118	$32,292

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2023, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for their distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended November 30, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2023, are reported on the Statements of Operations.

39

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

Note 4 - Federal Income Taxes

At November 30, 2023, gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$31,777,115	$29,885,365	$163,456,771
Gross unrealized appreciation	$9,213,471	$3,977,620	$14,826,241
Gross unrealized depreciation	(1,092,541)	(2,158,541)	(12,578,705)
Net unrealized appreciation/depreciation on
investments	$8,120,930	$1,819,079	$2,247,536

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

For the year ended November 30, 2023, there were no reclassifications between financial and tax reporting.

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Undistributed ordinary income	$255,269	$818,826	$812,602
Undistributed long-term gains	8,365,136	799,837	7,165,133
Tax accumulated earnings	8,620,405	1,618,663	7,977,735

Accumulated capital and other losses	$-	$-	$-

Unrealized appreciation (depreciation) on investments	8,120,930	1,819,079	2,247,536
Unrealized deferred compensation	(11,346)	(11,501)	(12,648)

Total distributable earnings (deficit)	$16,729,989	$3,426,241	$10,212,623

The tax character of distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022 were as follows:

	All-Cap Core Fund		Small-Cap Core Fund		Dividend Fund
	2023	2022	2023	2022	2023	2022
Distributions paid from:
Ordinary income	$351,060	$921,715	$224,171	$114,846	$4,071,164	$4,186,720
Long-term capital gains	5,343,059	3,081,643	10,971	1,126,133	9,296,006	3,394,693
Total distributions paid	$5,694,119	$4,003,358	$235,142	$1,240,979	$13,367,170	$7,581,413
40

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Due to the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 - Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the years ended November 30, 2023 and 2022, redemption fees were as follows:

	November 30, 2023	November 30, 2022
All-Cap Core Fund	$17	$6,154
Small-Cap Core Fund	188	856
Dividend Fund	91,614	257,567

Note 6 - Investment Transactions

For the year ended November 30,2023, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All-Cap Core Fund	$15,833,465	$34,112,253
Small-Cap Core Fund	34,989,822	40,615,688
Dividend Fund	77,675,595	84,959,861

Note 7 - Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

For the year ended November 30, 2023, the distribution fees incurred for the Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations. The All-Cap Core Fund only consists of Institutional Class shares and does not pay distribution fees.

Note 8 - Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

41

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

Note 9 - Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30,2023, in valuing the Funds’ assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$38,606,598	$-	$-	$38,606,598
Short-Term Investments	1,291,447	-	-	1,291,447
Total Investments	$39,898,045	$-	$-	$39,898,045

42

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$31,704,444	$-	$-	$31,704,444
Total Investments	$31,704,444	$-	$-	$31,704,444

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$164,063,633	$-	$-	$164,063,633
Short-Term Investments	1,640,674	-	-	1,640,674
Total Investments	$165,704,307	$-	$-	$165,704,307

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10- Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 - New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange- traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

43

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 12 - Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a meeting held on June 13 and 14, 2023, the Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Plan”) for each of the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each, an “Acquired Fund”), each a series of the Trust, providing for the reorganization of each Acquired Fund into a corresponding newly created series (each, an “Acquiring Fund”) of Zacks Trust. The reorganization of each Acquired Fund is subject to approval by its shareholders.

Each Acquiring Fund will have identical investment objectives, investment strategies and fundamental investment restrictions as its corresponding Acquired Fund. Following the reorganization, each Acquired Fund’s current investment advisor, Zacks Investment Management, Inc. (“Zacks Investment Management”), will continue to serve as investment advisor to each Acquiring Fund. In addition, each Acquiring Fund will have the same portfolio manager as the corresponding Acquired Fund.

The Plan provides for each Acquired Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the reorganization. The reorganizations are not expected to result in the recognition of gain or loss by an Acquired Fund or its shareholders for federal tax purposes. Zacks Investment Management will bear the costs related to the reorganizations.

The shareholders of Zacks All-Cap Core Fund approved the Plan at a meeting held on November 16, 2023, and the shareholders of Zacks Small-Cap Core Fund and Zacks Dividend Fund approved the plan at a meeting held on December 15, 2023. The results of each shareholder meeting are reported on the Supplemental Information Pages. At the close of business on January 26, 2024, Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund reorganized into Zacks Trust.

44

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2023

The Funds declared the payment of a distribution to be paid, on December 18, 2023, to shareholders of record on December 15, 2023 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
All-Cap Core Fund	Institutional Class	$6.25624	$-	$0.18448
Small-Cap Core Fund	Investor Class	0.87436	0.64906	-
Small-Cap Core Fund	Institutional Class	0.87436	0.64906	-
Dividend Fund	Investor Class	0.91126	-	0.09824
Dividend Fund	Institutional Class	0.91126	-	0.11097

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Zacks Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, and Zacks Dividend Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 26, 2024

46

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation

For the fiscal year ended November 30, 2023, the All-Cap Core, Small-Cap Core and Dividend Income Funds designate $5,343,059, $2,688 and $9,296,006, respectively, as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the All-Cap Core, Small-Cap Core and Dividend Funds designate income dividends of 100%, 100% and 100%, respectively, as qualified dividend income paid during the fiscal year ended November 30, 2023.

Corporate Dividends Received Deduction

For the fiscal year ended November 30, 2023, 100%, 100% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the All-Cap Core, Small-Cap Core and Dividend Funds, respectively.

Results of Shareholder Meeting

At a meeting held on November 16, 2023, the shareholders of the Zacks All-Cap Core Fund approved the Agreement and Plan of Reorganization, pursuant to which the Zacks All-Cap Core Fund will reorganize into a corresponding new, identically-names series of Zacks Trust. The number of shares voted were as follows:

	Shares Voted	% of Total Outstanding Shares Voted
For	770,676	46.10%
Against	3,713	0.22%
Abstain	80,412	4.81%
Total	854,801	51.13%

At a meeting held on December 15, 2023, the shareholders of the Zacks Small-Cap Core Fund approved the Agreement and Plan of Reorganization, pursuant to which the Zacks Smalll-Cap Core Fund will reorganize into a corresponding new, identically-names series of Zacks Trust. The number of shares voted were as follows:

	Shares Voted	% of Total Outstanding Shares Voted
For	443,049	41.33%
Against	12,167	1.13%
Abstain	90,241	8.42%
Total	545,457	50.88%

At a meeting held on December 15, 2023, the shareholders of the Zacks Dividend Fund approved the Agreement and Plan of Reorganization, pursuant to which the Zacks Dividend Fund will reorganize into a corresponding new, identically-names series of Zacks Trust. The number of shares voted were as follows:

	Shares Voted	% of Total Outstanding Shares Voted
For	3,209,594	40.58%
Against	43,541	0.55%
Abstain	714,481	9.08%
Total	3,967,616	50.17%

47

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee [e]
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	3	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	3	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	3	None.
James E. Ross [a] (born 1965) Trustee	Since December 2022	Non-Executive Chairman and Director, Fusion Acquisition Corp. II, a special purpose acquisition company (March 2021 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp., a special purpose acquisition company (June 2020 – September 2021); Executive Vice President, State Street Global Advisors, a global asset management firm (2012 – March 2020); Chairman and Director, SSGA Funds Management, Inc., a registered investment advisor (2005 – March 2020); Chief Executive Officer, Manager and Director, SSGA Funds Distributor, LLC, a broker-dealer (2017 – March 2020).	3	SPDR Index Shares Funds, a registered investment company (includes 26 portfolios); SPDR Series Trust, a registered investment company (includes 125 portfolios); Select Sector SPDR Trust, a registered investment company (includes 11 portfolios); SSGA Active Trust, a registered investment company (includes 14 portfolios); Fusion Acquisition Corp II.

48

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee [e]
Interested Trustee:
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust (December 2013 – June 2014).	3	Investment Managers Series Trust III, a registered investment company (includes 5 portfolios), Source Capital, Inc., a closed-end investment company.

49

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee [e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); and Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 41 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor does it share the same investment advisor with any other series.
e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

50

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-20, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”), with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	Zacks All-Cap Core Fund (the “All-Cap Core Fund”),

•	Zacks Dividend Fund (the “Dividend Fund”), and

•	Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”).

In light of the pending reorganization of the Funds out of the Trust, the Board and the Independent Trustees approved the renewal of the Advisory Agreement until March 31, 2024. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2023; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

51

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The All-Cap Core Fund’s annualized total return for the five-year period was above the Peer Group and Large Blend Fund Universe median returns, but below the Russell 3000 Index return by 0.43%. For the ten-year period, the Fund’s annualized total return was above the Peer Group median return, but below the Fund Universe median return and the Russell 3000 Index return by 0.18% and 1.19%, respectively. The Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the Fund Universe median return by 0.57% and the Russell 3000 Index return by 0.69%. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Fund Universe median return and the Russell 3000 Index return by 1.60% and 2.24%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

•	The Dividend Fund’s annualized total return for the five-year period was above the Large Value Fund Universe median return, but below the Peer Group median return and the Russell 1000 Value Index return by 0.02% and 0.39%, respectively. For the three-year period, the Fund’s annualized total return was below the Peer Group and Fund Universe median returns and the Russell 1000 Value Index return by 0.13%, 2.55%, and 2.64%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 4.10%, the Fund Universe median return by 4.17%, and the Russell 1000 Value Index return by 5.97%. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance was related to sector exposure. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

•	The Small-Cap Core Fund’s annualized total returns for the one-, three-, and ten-year periods were above the Peer Group and Small Blend Fund Universe median returns and the Russell 2000 Index returns. The Fund’s annualized total return for the five-year period was above the Peer Group median return and the Russell 2000 Index return, but below the Fund Universe median return by 0.34%. The Trustees considered Broadridge’s observation that the Fund’s risk-adjusted returns were strong compared to the Peer Group and Fund Universe for all but the five-year period.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

52

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The All-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Blend Fund Universe medians by 0.05% and 0.22%, respectively. The Trustees noted that the Fund’s advisory fee was not in the highest quartile of those funds in the Peer Group. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.31%. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Value Fund Universe medians by 0.05% and 0.145%, respectively. The Trustees considered that the Fund’s advisory fee was not in the highest quartile of those funds in the Peer Group. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.07% and 0.30%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Investment Advisor’s observation that unlike many of the funds in the Peer Group, the Fund belongs to a smaller fund family and is not able to take advantage of economies of scale or support lower expense caps like other funds in the Peer Group.

•	The Small-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Blend Fund Universe medians by 0.075% and 0.125%, respectively. The Trustees considered that the Fund’s advisory fee was not in the highest quartile of those funds in the Peer Group and Fund Universe. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

53

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than the Peer Group median by 0.02%, and higher than the Fund Universe median by 0.14%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2023, noting that the Investment Advisor had waived a significant portion of its advisory fee for the Small-Cap Core Fund; had waived a portion of its advisory fee for the All-Cap Core Fund; had recouped fees it previously waived for the Dividend Fund; and did not realize a profit with respect to the Small-Cap Core Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the All-Cap Core Fund and Dividend Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, and in light of the pending reorganization of the Funds out of the Trust, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund until March 31, 2024.

54

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 19-20, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Zacks All-Cap Core Fund

Zacks Dividend Fund

Zacks Small-Cap Core Fund

The Board has appointed Zacks Investment Management, Inc., the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 1, 2022 through June 30, 2023 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;
•	An overview of market liquidity for each Fund during the Program Reporting Period;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that: (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

55

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

56

Zacks Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/23	11/30/23	6/1/23 – 11/30/23
Institutional Class	Actual Performance	$1,000.00	$1,095.30	$5.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.06	5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

57

Zacks Funds
EXPENSE EXAMPLES - (Continued)
For the Six Months Ended November 30, 2023 (Unaudited)

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/23	11/30/23	6/1/23 – 11/30/23
Investor Class	Actual Performance	$1,000.00	$1,055.90	$7.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.03
Institutional Class	Actual Performance	$1,000.00	$1,057.20	$5.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.35	5.77

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/23	11/30/23	6/1/23 – 11/30/23
Investor Class	Actual Performance	$1,000.00	$1,069.00	$6.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.55	6.58
Institutional Class	Actual Performance	$1,000.00	$1,068.90	$5.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.80	5.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

58

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Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 West Monroe, Suite 4350

Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888) 453-4003.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2023	FYE 11/30/2022
Audit Fees	$49,950	$48,300
Audit-Related Fees	N/A	N/A
Tax Fees	$8,400	$8,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2023	FYE 11/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2023	FYE 11/30/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	02/08/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	02/08/24

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	02/08/24